CONVERTIBLE LOAN (Narrative) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands											12 Months Ended
	Mar. 05, 2015 USD ($) shares	Sep. 05, 2014 CNY (¥) shares	Sep. 05, 2014 USD ($) shares	Aug. 31, 2014 USD ($) shares	May 13, 2014 CNY (¥) shares	May 13, 2014 USD ($) shares	May 05, 2014 CNY (¥)	Jun. 03, 2013 CNY (¥)	Jun. 03, 2013 USD ($)	Oct. 24, 2012 CNY (¥)	Dec. 31, 2016 CNY (¥) Item	Dec. 31, 2016 USD ($) Item $ / shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 CNY (¥)	May 13, 2014 USD ($) $ / shares	May 05, 2014 USD ($)	Mar. 13, 2014 CNY (¥)	Mar. 13, 2014 USD ($)	Oct. 24, 2012 USD ($) $ / shares	Jun. 12, 2012 CNY (¥)	Jun. 12, 2012 USD ($)
Convertible loan [Line Items]
Amount of gain recognized											¥ 0	$ 0	¥ 0	¥ (143,901)
Class A Ordinary Shares [Member]
Convertible loan [Line Items]
Total purchase consideration of shares issued and sold								¥ 128,035	$ 21,000
SummitView [Member] | Class A Ordinary Shares [Member]
Convertible loan [Line Items]
Value of convertible promissory notes held by creditor at the time of conversion | $			$ 5,000
Number of shares issued on conversion of convertible loan | shares		2,786,159	2,786,159
Amount of debt converted | $			$ 5,000
Baring [Member] | Class A Ordinary Shares [Member]
Convertible loan [Line Items]
Number of shares issued on conversion of convertible loan | shares	2,786,159
CEHIL [Member]
Convertible loan [Line Items]
Value of convertible promissory notes held by creditor at the time of conversion | $	$ 6,308
Amount of loans and funds provided for restructuring plan							¥ 290,600										$ 48,000	$ 48,000
Amount of loan repaid							¥ 80,000
Economic interest (as a percent)							85.00%
Voting rights (as a percent)							50.10%
Amount assigned to lenders					¥ 30,595												$ 5,000
Number of shares issued on conversion of convertible loan | shares	4,457,854			5,678,963	32,426,090	32,426,090
Conversion rate (in dollars per share)					1.480	1.480
Amount of debt converted | $	$ 6,308
Total purchase consideration of shares issued and sold | $				$ 5,779
Share-based compensation expenses														94,360
CEHIL [Member] | Class A Ordinary Shares [Member]
Convertible loan [Line Items]
Number of shares issued on conversion of convertible loan | shares	4,457,854	16,716,954	16,716,954
CEHIL [Member] | SummitView [Member]
Convertible loan [Line Items]
Value of convertible promissory notes held by creditor at the time of conversion		¥ 224,517	$ 36,692
Number of shares issued on conversion of convertible loan | shares		25,182,076	25,182,076
Amount of debt converted		¥ 224,517	$ 36,692
New Flourish Holdings Limited [Member]
Convertible loan [Line Items]
Number of shares issued on conversion of convertible loan | shares		5,678,963	5,678,963
New Flourish Holdings Limited [Member] | Class A Ordinary Shares [Member]
Convertible loan [Line Items]
Number of shares issued on conversion of convertible loan | shares		5,678,963	5,678,963
IFC Loan [Member]
Convertible loan [Line Items]
Conversion price (in dollars per ADS) | $ / shares																					$ 300
Variable interest rate margin (as a percent)											4.50%	4.50%
Variable rate basis											6-month LIBOR	6-month LIBOR
Number of equal semi-annual installments | Item											2	2
Penalty interest rate (as a percent)											2.00%	2.00%
Penalty interest amount																¥ 1,082
Costs incurred attributable to the issuance of Loan											¥ 3,432	$ 567
Front fee paid											4,924
Front fee amortization amount
Required liquidated damages (as a percent)										0.50%
Principal IFC loan																						¥ 125,710	$ 20,000
Each period for which liquidated damages required										30 years
Required liquidated damages cap (as a percent)										6.00%
Period within which registration statement is required to be declared effective in the event there are no SEC comments										30 days
Period within which registration statement is required to be declared effective in the event there are SEC comments										90 days
Period after conversion of debt, for which Company required to maintain the effectiveness of the registration statement											1 year	1 year
Interest expense		¥ 98,705
Amortization of convertible loan discount		¥ 98,705
IFC Loan [Member] | Class A Ordinary Shares [Member]
Convertible loan [Line Items]
Conversion price (in dollars per ADS) | $ / shares																					$ 150
IFC Loan [Member] | CEHIL [Member]
Convertible loan [Line Items]
Value of convertible promissory notes held by creditor at the time of conversion | $	$ 6,308		$ 31,692
Interest expense													56,549
Amount of debt converted | $	$ 6,308		$ 31,692
Amortization of convertible loan discount													¥ 56,549
IFC Loan [Member] | Minimum [Member]
Convertible loan [Line Items]
Amount of debt that may be converted | $																							$ 1,000
IFC Loan [Member] | Interest rate change feature [Member]
Convertible loan [Line Items]
Fair value of derivative assets										¥ 369											$ 61
Principal IFC loan										¥ 121,074											$ 20,000
IFC Loan [Member] | Within 12 months from the date of the Loan Agreement [Member]
Convertible loan [Line Items]
Variable interest rate margin (as a percent)											3.50%	3.50%
IFC Loan [Member] | Within 12 months from the date of the Loan Agreement [Member] | Minimum [Member]
Convertible loan [Line Items]
Average trading price of ADSs (in dollars per share) | $ / shares												$ 210.0
IFC Loan [Member] | At any time prior to the fifth anniversary of the date of the first disbursement of the IFC Loan [Member]
Convertible loan [Line Items]
Variable interest rate margin (as a percent)											3.00%	3.00%
IFC Loan [Member] | At any time prior to the fifth anniversary of the date of the first disbursement of the IFC Loan [Member] | Minimum [Member]
Convertible loan [Line Items]
Average trading price of ADSs (in dollars per share) | $ / shares												$ 360.0
Period for average trading price of ADSs											4 months	4 months
IFC C Loan [Member]
Convertible loan [Line Items]
Proceeds from issuance accounted for as the conversion feature					¥ 300,574	$ 49,121
Principal IFC loan																			¥ 104,023	$ 17,000
Conversion rate (in dollars per share)					1.479	1.479
Fair value of IFC loan after amendment																			254,169	41,538
Share price (in dollars per share) | $ / shares																	$ 3.465
Interest accrued and not paid																			¥ 6,862	$ 1,121
Amount of gain recognized														¥ 143,901	$ 23,417
IFC C Loan [Member] | CEHIL [Member]
Convertible loan [Line Items]
Principal IFC loan					¥ 104,023												$ 17,000
Interest rate (as a percent)					3.00%												3.00%
IFC C Loan [Member] | Minimum [Member]
Convertible loan [Line Items]
Conversion rate (in dollars per share)					1.479	1.479
IFC C Loan [Member] | Maximum [Member]
Convertible loan [Line Items]
Conversion rate (in dollars per share)					150	150
IFC D Loan [Member] | CEHIL [Member]
Convertible loan [Line Items]
Principal IFC loan					¥ 85,550												$ 13,981
Term of debt agreement					3 years	3 years
Interest rate (as a percent)					3.00%												3.00%
Other loan [Member] | CEHIL [Member]
Convertible loan [Line Items]
Principal IFC loan					¥ 104,139												$ 17,019